Annual Fund Operating Expenses (Vanguard Russell 1000 Growth Index Fund Institutional)	Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%